Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 44,837	[1]	$ 40,800
Ending balance	85,169		44,837	[1]
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	62,580		49,672
Additions	33,952		10,997
Additions through business combinations	26,224
Disposals	(364)		(1,906)
Impairment	(1,521)
Translation	(3,495)		3,817
Ending balance	117,376		62,580
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	17,743		8,872
Depreciation	16,633		8,925
Disposals	(69)		(1,185)
Impairment	(954)
Translation	(1,146)		1,131
Ending balance	32,207		17,743
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,173		7,339
Ending balance	34,166		7,173
Furniture and Fixtures | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,497		9,356
Additions	11,283		2,724
Additions through business combinations	24,582
Disposals	(338)		(571)
Impairment	(1,521)
Translation	(870)		988
Ending balance	45,633		12,497
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,324		2,017
Depreciation	7,682		3,198
Disposals	(57)		(301)
Impairment	(954)
Translation	(528)		410
Ending balance	11,467		5,324
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,753		13,388
Ending balance	32,702		16,753
Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	26,155		18,627
Additions	22,669		8,273
Additions through business combinations	1,642
Disposals	(26)		(1,251)
Translation	(634)		506
Ending balance	49,806		26,155
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,402		5,239
Depreciation	7,960		4,764
Disposals	(12)		(860)
Translation	(246)		259
Ending balance	17,104		9,402
Building
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	20,911		20,013
Ending balance	18,301		20,911
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	23,928		21,605
Translation	(1,991)		2,323
Ending balance	21,937		23,928
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,017		1,592
Depreciation	991		963
Translation	(372)		462
Ending balance	$ 3,636		3,017
Revenue-Producing Assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			60
Revenue-Producing Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			84
Disposals			(84)
Revenue-Producing Assets | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			24
Disposals			$ (24)

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.